Accounts receivable, net - Schedule of accounts receivable (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Accounts receivable, net
Accounts receivable	¥ 44,073	$ 6,496	¥ 49,723
Less: allowance for credit losses	(5,047)	(744)	(6,495)
Total accounts receivable, net	¥ 39,026	$ 5,752	¥ 43,228